7. PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2013 Area
Property, Plant and Equipment [Abstract]
Purchase price land	$ 12,340		$ 12,340	$ 452,753
Purchase price buildings and related equipment	437,660		437,660	437,660
Undeveloped land				5,000
Purchase price of land			12,340	12,340
Purchase price was paid for cash	280,000		280,000
Cash paid			280,000
Principal Amount			170,000
Interest rate			8.50%
Principal and interest			1,674
Monthly installments	1,674		1,674
Depreciation expense	16,097	9,865	9,865
Convertible promissory note	$ 5		$ 5